SUPPLEMENT Dated January 8, 2010
To The Current Prospectus and Statement of Additional Information For:

Growth Plus
Growth Plus New York

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

and
ING Growth Plus (IICA)
Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account I

The purpose of this supplement is to notify you of:
· Forthcoming reorganizations and a liquidation involving certain investment portfolios currently available under your variable annuity contract; and
· The availability of two additional investment portfolios to facilitate the reorganization.

PLEASE NOTE: The new investment portfolios will not be available under your variable annuity contract until March 15, 2010.

If you have any questions, or want to give us alternative allocation instructions, please call our
Customer Service Center at 1-800-366-0066.

PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR COPY OF
THE PROSPECTUS FOR FUTURE REFERENCE.

NOTICE OF REORGANIZATIONS

Effective after the close of business on March 12, 2010, the following investment portfolios indicated as
Disappearing Portfolios will reorganize into and become part of the investment portfolios indicated as
Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
Federated Clover Value Fund II – Primary Shares	Federated Capital Appreciation Fund II – Primary Shares
(previously Federated American Leaders Fund II)
Federated Equity Income Fund II	Federated Capital Income Fund II (previously Federated
Utility Fund II)
Federated Mid Cap Growth Strategies Fund II	Federated Kaufmann Fund II – Primary Shares
(previously Federated Growth Strategies Fund II)

Important Information Regarding Reorganizations:

These reorganizations will be administered pursuant to a proposed Agreement and Plan of Reorganization by the Board of Trustees of the Disappearing Portfolios. Shareholders of Record on December 11, 2009
will receive a proxy in the mail. The reorganization agreement will be subject to shareholder approval at a special meeting of the shareholders to be held on February 19, 2010. If shareholder approval is obtained, it is expected that the reorganizations will take place after the close of business on March 12,
2010, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving

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Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing
Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given
Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio.

References to the Disappearing Portfolios in the prospectus and Statement of Additional Information are hereby deleted, effective after the close of business on March 12, 2010.

NOTICE OF LIQUIDATION

Effective after the close of business on March 12, 2010, the following investment portfolio indicated as a
Liquidating Portfolio will reorganize into and become part of the investment portfolio indicated as a
Surviving Portfolio:

Liquidating Portfolio	Surviving Portfolio
Federated International Equity Fund II	Federated Prime Money Market Fund II

Important Information Regarding Liquidation:

The liquidation will be administered pursuant to a Plan of Liquidation which was approved by the Board of Trustees of the Liquidating Portfolio on August 14, 2009. The liquidation is expected to take place after the close of business on March 12, 2010. The liquidation will occur because the Board of Trustees of the Liquidating Portfolio concluded that it is in the best interest of shareholders to liquidate the
Liquidating Portfolio due to its asset size.

Starting on or about January 12, 2010, you may reallocate contract value in the Liquidating Portfolio to another investment portfolio currently available under the contract. Contract value remaining in the
Liquidating Portfolio on the liquidation date will be placed in the Surviving Portfolio. Thereafter, the
Liquidating Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Liquidating Portfolio will be automatically allocated to the Surviving Portfolio. It is important to request a reallocation before the liquidation date if you do not want your contract value in the Liquidating
Portfolio to be placed in the Surviving Portfolio.

References to the Liquidating Portfolio in the prospectus and Statement of Additional Information are hereby deleted, effective on and after March 12, 2010.

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ADDITIONAL INVESTMENT PORTFOLIOS

Effective on March 15, 2010, the following additional investment portfolios will be available under your
Contract. Their names are hereby added to the list of available investment portfolios toward the front of the prospectus (and the list of available investment portfolios toward the front of the Statement of
Additional Information for Growth Plus and Growth Plus New York). In addition, more information about the additional investment portfolios is hereby added (i) under the heading Investment Options in the prospectuses for Growth Plus and Growth Plus New York and (ii) to Appendix II of the prospectus for
ING Growth Plus (IICA).

Fund Name	Investment Adviser/	Investment Objective
Subadviser
Federated Insurance Series
Federated Capital Appreciation Fund	Investment Adviser Federated	Seeks capital appreciation.
II – Primary Shares	Equity Management Company of
Pennsylvania.
Federated Kaufmann Fund II –	Investment Adviser: Federated	Seeks capital appreciation.
Primary Shares	Equity Management Company of
Pennsylvania.
Sub-Adviser: Federated Global
Investment Management Corp.

Information concerning fees and expenses for these additional investment portfolios may be found in their prospectuses.

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